Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares
Common stock, par value | $ / shares	$ 0.0001
Common stock shares authorized	3,038,041
Common stock shares issued	1,981,097
Common stock shares outstanding	1,981,097
Series A convertible, redeemable preferred stock [Member]
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary equity shares authorized	443,224
Temporary equity, shares issued	443,224
Temporary equity, shares outstanding	443,224
Series B convertible, redeemable preferred stock [Member]
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary equity shares authorized	347,204
Temporary equity, shares issued	316,707
Temporary equity, shares outstanding	316,707